DUE FROM MONTEREY CAPITAL ACQUISITION CORPORATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DUE FROM MONTEREY CAPITAL ACQUISITION CORPORATION

NOTE 15 — DUE TO RELATED PARTY

As part of the Business Combination, the Company assumed certain related party payables with the Sponsor of Monterey Acquisition Corp. These payables comprise the Due to Related Party on the unaudited condensed consolidated balance sheet.

The first type of payable assumed are working capital loans that the Sponsor provided to Monterey Acquisition Corp. These working capital loans are due on demand and carry no interest. They are convertible into warrants at $1.00. The warrants would have a 5 year term and an exercise price of $11.50. The amount assumed in the Business Combination was $0.4 million. As of September 30, 2024, there was $0.4 million outstanding.

The second type of payable assumed are two unsecured promissory notes with the Sponsor for a combined principal amount of $65 thousand. The notes are non-interest bearing and are payable upon demand. The amount assumed in the Business Combination was $65 thousand. As of September 30, 2024, the notes had an outstanding principal balance of $65 thousand.

The third type of payable assumed was monies advanced to Monterey Acquisition Corp. by the Sponsor for administrative support. These advances are non-interest bearing and are payable upon demand. The amount assumed in the Business Combination was $0.1 million. As of September 30, 2024, the notes had an outstanding principal balance of $0.1 million.

The total due for these payables as of September 30, 2024 was $0.6 million.

ConnectM Before Business Combination
DUE FROM MONTEREY CAPITAL ACQUISITION CORPORATION

NOTE 21: DUE FROM MONTEREY CAPITAL ACQUISITION CORPORATION

On May 9, 2023, the Company remitted funds to MCAC to extend the period of time to consummate its Business Combination by three months, from May 13, 2023 to August 13, 2023, pursuant to the deposit by the Company of $920,000 to the Trust Account of MCAC. The Company recognized an asset in the amount of $920,000 in connection with this funding provided to MCAC.

On August 11, 2023, the Company further remitted funds to MCAC to extend the period of time to consummate its Business Combination by an additional three months from August 13, 2023 to November 13, 2023, pursuant to the deposit of $920,000 by the Company to the Trust Account of MCAC. The Company recognized an asset in the amount of $920,000 in connection with this funding provided to MCAC.

On November 9, 2023, the Company further remitted funds to MCAC to extend the period of time to consummate its Business Combination by an additional one-month period from November 13, 2023 to December 13, 2023, pursuant to the deposit of $325,715 to the Trust of MCAC by the Company. On December 11, 2023, the Company further remitted funds to MCAC to extend the period of time to consummate its Business Combination by an additional one-month period from December 13, 2023 to January 13, 2024 pursuant to a deposit of approximately $325,716 into the Trust Account of MCAC by the Company. The Company recognized assets totaling in the amount of $651,430 in connection with these fundings provided to MCAC.